Shared-Based Payments - Schedule of Stock Option Activity (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 16, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options, Outstanding, Beginning Balance	3,249,702	2,885,417
Number of Options, Granted	687,183	454,014
Number of Options, Exercised	(1,025,933)	(49,883)
Number of Options, Forfeited or expired	(33,949)	(39,846)
Number of Options, Outstanding, Ending Balance	2,877,003	3,249,702	2,885,417
Weighted- Average Exercise Price, Outstanding, Beginning Balance	$ 0.94	$ 0.94		$ 0.94
Number of Options, Exercisable	1,855,178	2,620,100
Weighted- Average Exercise Price, Granted	$ 3.19	$ 0.94
Number of Options, Vested and expected to vest	918,600	2,734,949
Weighted- Average Exercise Price, Exercised	$ 0.75	$ 0.94
Weighted- Average Exercise Price, Forfeited or expired	$ 1.13	$ 0.94
Weighted- Average Exercise Price, Outstanding, Ending Balance	$ 1.50	$ 0.94	$ 0.94	$ 0.94
Weighted- Average Exercise Price, Exercisable	$ 0.94	$ 0.94
Weighted- Average Exercise Price, Vested and expected to vest	$ 2.44	$ 0.94
Weighted Average Contractual Term, Granted	7 years	6 years 8 months 12 days
Weighted Average Contractual Term, Outstanding	7 years 2 months 12 days	7 years 3 months 18 days	7 years 4 months 24 days